Summary of Significant Accounting Policies - Foreign Currency Remeasurement and Translation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Foreign currency translation gain	$ 3.3	$ 1.2	$ 6.7	$ 4.7